UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2016

WESTERN ASSET

MORTGAGE BACKED

SECURITIES FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Mortgage Backed Securities Fund for the six-month reporting period ended June 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

II	Western Asset Mortgage Backed Securities Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s initial reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.2%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”), an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in June 2016, unemployment was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In June 2016, 25.8% of Americans looking for a job had been out of work for more than six months, versus 26.9% when the period began.

Western Asset Mortgage Backed Securities Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation…. The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, June 15, 2016 and July 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2016?

A. Both short- and long-term Treasury yields moved sharply lower during the six months ended June 30, 2016. Two-year Treasury yields fell from a peak of 1.06% at the beginning of the period to a low of 0.58% at the end of the period. Ten-year Treasury yields began the reporting period at a peak of 2.27% and ended the period at 1.49%. Their low of 1.46% occurred on June 27 and June 28, 2016.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. Performance fluctuated with investor sentiment given signs of moderating global growth, shifting expectations for future Fed monetary policy, the U.K. referendum to leave the European Union (“Brexit”) and several geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexiv, gained 5.31% during the six months ended June 30, 2016. Higher risk segments of the market generated the best returns during the reporting period.

Performance review

For the six months ended June 30, 2016, Class A shares of Western Asset Mortgage Backed Securities Fund, excluding sales charges, returned 2.15%. The Fund’s unmanaged benchmark, Barclays U.S. Mortgage-Backed Securities Indexv, returned 3.10% for the same period. The Lipper U.S. Mortgage Funds Category Average1 returned 3.06% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 121 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Western Asset Mortgage Backed Securities Fund

Performance Snapshot as of June 30, 2016 (unaudited)
(excluding sales charges)	6 months
Western Asset Mortgage Backed Securities Fund:
Class 1[1]	2.27%
Class A	2.15%
Class C	1.80%
Class C1[2]	1.90%
Class I	2.29%
Barclays U.S. Mortgage-Backed Securities Index	3.10%
Lipper U.S. Mortgage Funds Category Average[3]	3.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2016 for Class 1, Class A, Class C, Class C1 and Class I shares were 2.71%, 2.34%, 1.75%, 1.99% and 2.73%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Performance of Class IS shares is not shown because the inception date for this share class was June 30, 2016.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2016, the gross total annual operating expense ratios for Class 1, Class A, Class C, Class C1 and Class I shares were 0.68%, 0.94%, 1.63%, 1.40%, and 0.65%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 121 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Mortgage Backed Securities Fund	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

RISKS: Fixed-income securities are subject to interest rate, credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed-income securities. High-yield (“junk”) bonds are generally subject to greater credit risks than higher grade bonds. The U.S. government guarantee of principal and interest payments applies only to underlying securities in the Fund’s portfolio, not the Fund’s shares. Please note that the Fund’s shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Barclays U.S. Mortgage-Backed Securities Index is an unmanaged index composed of agency mortgage-backed pass-through securities, both fixed-rate and hybrid adjustable rate mortgages, issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

VI	Western Asset Mortgage Backed Securities Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2016 and December 31, 2015 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1,2]						Based on hypothetical total return[1,2]
	Actual Total Return Without Sales Charge[3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]
Class 1	2.27%	$1,000.00	$1,022.70	0.69%	$3.47	Class 1	5.00%	$1,000.00	$1,021.43	0.69%	$3.47
Class A	2.15	1,000.00	1,021.50	0.94	4.72	Class A	5.00	1,000.00	1,020.19	0.94	4.72
Class C	1.80	1,000.00	1,018.00	1.62	8.13	Class C	5.00	1,000.00	1,016.81	1.62	8.12
Class C1	1.90	1,000.00	1,019.00	1.42	7.13	Class C1	5.00	1,000.00	1,017.80	1.42	7.12
Class I	2.29	1,000.00	1,022.90	0.64	3.22	Class I	5.00	1,000.00	1,021.68	0.64	3.22

2	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

[1]	For the six months ended June 30, 2016.

[2]	The inception date of Class IS shares is June 30, 2016. This class is not reflected in the table.

[3]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Mortgage-Backed Securities Index
MBS	— Mortgage-Backed Securities
WA MB	— Western Asset Mortgage Backed Securities Fund

4	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Mortgage-Backed Securities Index
MBS	— Mortgage-Backed Securities
WA MB	— Western Asset Mortgage Backed Securities Fund

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2016

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 57.8%
FHLMC — 16.2%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	$1,269	$1,277
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	37,490	40,200
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17	25,177	25,482
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19	645	649
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	8/18/31	16,000,000	16,516,996	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	8/1/33	414,695	465,134
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	12/1/33-8/1/45	45,468,109	48,980,286
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	19,043	21,355
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/1/43-3/1/46	22,800,395	24,126,184
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/16/46	59,700,000	62,866,901	(a)
Total FHLMC				153,044,464
FNMA — 27.4%
Federal National Mortgage Association (FNMA)	6.500%	7/1/16	32	32
Federal National Mortgage Association (FNMA)	5.500%	11/1/16-12/1/16	7,900	7,920
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-12/1/18	97,032	99,715
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	101,989	117,018
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	1,352	1,442
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	288,344	325,802
Federal National Mortgage Association (FNMA)	2.500%	8/18/31-7/14/46	25,300,000	25,940,841	(a)
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-12/1/45	50,548,451	54,559,465
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-10/1/45	23,931,710	26,240,755
Federal National Mortgage Association (FNMA)	3.500%	9/1/42-1/1/46	62,793,218	66,416,066
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-4/1/43	17,993,551	18,718,752
Federal National Mortgage Association (FNMA)	3.500%	8/16/46	63,000,000	66,401,013	(a)
Total FNMA				258,828,821
GNMA — 14.2%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	58,633	70,415
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	150,219	161,318
Government National Mortgage Association (GNMA)	6.000%	11/15/32	772,633	923,335
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	1,944,943	2,179,926
Government National Mortgage Association (GNMA) II	3.500%	9/20/45	15,509,767	16,487,416
Government National Mortgage Association (GNMA) II	3.000%	2/20/46	9,814,639	10,278,211

See Notes to Financial Statements.

6	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	3.000%	8/23/46	$80,000,000	$83,489,062	(a)
Government National Mortgage Association (GNMA) II	3.500%	8/23/46	15,900,000	16,854,621	(a)
Government National Mortgage Association (GNMA) II	1.738%	8/20/58	99,783	101,393	(b)
Government National Mortgage Association (GNMA) II	2.254%	6/20/60	4,129,143	4,338,335	(b)
Total GNMA				134,884,032
Total Mortgage-Backed Securities (Cost — $542,026,447)				546,757,317

			Face Amount/ Units
Asset-Backed Securities — 8.9%
ACE Securities Corp., 2004-OP1 M1	1.233%	4/25/34	904,781	843,672	(b)
Ameriquest Mortgage Securities Inc., 2002-C M1	3.828%	11/25/32	2,255,909	2,173,797	(b)
Argent Securities Inc., 2004-W6 AF	4.123%	5/25/34	723,425	734,646
Citigroup Mortgage Loan Trust Inc., 2006-WFH2 M2	0.733%	8/25/36	1,878,775	1,227,108	(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	18,788	18,992	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.783%	7/25/36	540,856	405,434	(b)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.582%	7/15/36	90,807	78,172	(b)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	2.003%	3/25/33	3,274,999	3,111,969	(b)(c)
DRB Prime Student Loan Trust, 2015-B A1	2.353%	10/27/31	3,000,929	3,009,393	(b)(c)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	2,706,874	2,747,357	(c)
EMC Mortgage Loan Trust, 2006-A A1	0.896%	12/25/42	701,406	672,870	(b)(c)
Encore Credit Receivables Trust, 2005-4 M5	1.103%	1/25/36	1,840,000	1,131,134	(b)
Fremont Home Loan Trust, 2002-1 M1	1.703%	8/25/33	2,653,335	2,450,834	(b)
GSAA Home Equity Trust, 2007-4 A2	0.653%	3/25/37	2,430,401	1,239,172	(b)
GSAMP Trust, 2003-SEA A1	0.853%	2/25/33	111,730	103,239	(b)
GSAMP Trust, 2004-SEA2 M2	1.703%	3/25/34	6,835,785	4,682,877	(b)
Home Equity Asset Trust, 2005-07 M2	0.923%	1/25/36	7,125,000	4,745,250	(b)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.278%	9/25/31	608,277	565,918	(b)
MASTR Asset-Backed Securities Trust, 2006-FRE1 A4	0.743%	12/25/35	1,950,506	1,734,672	(b)
Morgan Stanley ABS Capital I, 2002-HE3 M1	2.103%	3/25/33	2,190,653	2,074,283	(b)
National Collegiate Student Loan Trust, 2006-1 A5	0.803%	3/25/33	10,600,000	7,162,436	(b)
Nationstar HECM Loan Trust, 2015-2A M2	6.657%	11/25/25	3,000,000	2,998,110	(c)
New Century Home Equity Loan Trust, 2003-B M2	2.928%	11/25/33	7,785	7,494	(b)
RAAC Series, 2005-SP2 2A	0.753%	6/25/44	2,245,849	1,900,580	(b)
RAAC Series, 2006-RP2 A	0.696%	2/25/37	27,906	27,685	(b)(c)
RAAC Series, 2006-RP3 A	0.716%	5/25/36	743,522	676,513	(b)(c)
Renaissance Home Equity Loan Trust, 2003-3 A	0.953%	12/25/33	439,596	411,788	(b)
Residential Asset Securities Corp., 2004-KS9 AI5	5.330%	10/25/34	1,931,125	1,612,272

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Residential Asset Securities Corp., 2005-KS12 M1	0.893%	1/25/36	$1,870,000	$1,790,756	(b)
SACO I Trust, 2006-4 A1	0.793%	3/25/36	191,212	317,319	(b)
SACO I Trust, 2006-6 A	0.713%	6/25/36	325,772	586,093	(b)
SMB Private Education Loan Trust, 2014-A C	4.500%	9/15/45	9,360,000	8,370,395	(c)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	10,313,235	(c)(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	3,796,380	(c)(d)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/2124	2,500	6,400,803	(c)(d)
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	3,487,500	(c)(d)
Structured Asset Securities Corp., 2006-ARS1 A1	0.673%	2/25/36	1,428,785	101,964	(b)(c)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.883%	3/25/37	118,604	116,599	(b)(c)
Total Asset-Backed Securities (Cost — $86,694,505)				83,828,711

			Face Amount
Collateralized Mortgage Obligations — 34.8%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.723%	2/25/36	542,456	442,095	(b)
American Home Mortgage Assets, 2006-3 3A12	0.643%	10/25/46	1,148,144	785,291	(b)
American Home Mortgage Assets, 2006-6 A1A	0.643%	12/25/46	1,017,340	647,356	(b)
Banc of America Funding Corp., 2005-B 3A1	0.678%	4/20/35	1,070,096	1,014,520	(b)
Banc of America Funding Corp., 2015-R2 4A2	0.686%	9/29/36	5,641,968	2,704,996	(b)(c)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	8.922%	12/15/19	3,500,000	3,306,065	(b)(c)
BCAP LLC Trust, 2015-RR2 25A1	0.649%	10/28/36	2,158,900	2,068,731	(b)(c)
Bear Stearns ARM Trust, 2005-12 11A1	2.817%	2/25/36	103,671	80,541	(b)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	544,000	336,366
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	4,433,614	3,569,532	(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	0.683%	10/25/35	2,629,402	2,323,291	(b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,500,000	1,317,781	(c)
Commercial Mortgage Trust, 2013-CR12 E	5.253%	10/10/46	380,000	324,466	(b)(c)
Commercial Mortgage Trust, 2015-CR25 E	4.699%	8/10/48	3,000,000	1,716,136	(b)(c)
Commercial Mortgage Trust, 2015-CR25 F	4.699%	8/10/48	1,400,000	648,332	(b)(c)
Connecticut Avenue Securities, 2013-C01 M2	5.703%	10/25/23	3,110,000	3,300,384	(b)
Countrywide Alternative Loan Trust, 2004-6CB A	1.033%	5/25/34	2,519,165	2,424,889	(b)
Countrywide Alternative Loan Trust, 2005-72 A1	0.723%	1/25/36	50,420	41,332	(b)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.753%	1/25/36	421,291	363,529	(b)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.648%	7/20/46	233,684	115,065	(b)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	6.047%	9/25/37	3,835,057	1,125,003	(b)
Countrywide Alternative Loan Trust, 2007-24 A2	38.980%	10/25/37	1,758,451	4,003,324	(b)
Countrywide Alternative Loan Trust, 2007-24 A3, IO	6.497%	10/25/37	4,728,291	1,694,696	(b)

See Notes to Financial Statements.

8	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Countrywide Alternative Loan Trust, 2007-J1 2A10	6.000%	3/25/37	$3,147,099	$1,893,726
Countrywide Home Loans, 2004-16 1A3A	1.213%	9/25/34	2,155,916	1,928,875	(b)
Countrywide Home Loans, 2004-R1 1AF	0.853%	11/25/34	228,984	191,725	(b)(c)
Countrywide Home Loans, 2004-R2 1AF1	0.873%	11/25/34	106,700	90,643	(b)(c)
Countrywide Home Loans, 2006-R2 AF1	0.873%	7/25/36	393,975	357,941	(b)(c)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2005-R1 1AF1	0.813%	3/25/35	55,676	49,072	(b)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	7,031,000	6,278,469
Credit Suisse First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	314,151	335,653
Credit Suisse Mortgage Trust, 2006-C4 AJ	5.538%	9/15/39	5,350,000	5,293,639	(b)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,910,000	4,448,943	(b)
Credit Suisse Mortgage Trust, 2015-02R 7A3	2.860%	8/27/36	2,677,101	2,616,005	(b)(c)
Credit Suisse Mortgage Trust, 2015-03R 1A1	0.643%	7/29/37	1,042,804	980,981	(b)(c)
Credit Suisse Mortgage Trust, 2015-03R 2A3	0.629%	1/29/37	6,272,000	4,354,926	(b)(c)
Credit Suisse Mortgage Trust, 2015-10R 3A2	0.981%	10/27/46	4,111,000	3,315,981	(b)(c)
Credit Suisse Mortgage Trust, 2015-12R 2A1	0.939%	11/30/37	6,780,000	6,069,636	(b)(c)
Credit Suisse Mortgage Trust, 2015-LHMZ	8.928%	7/20/20	4,000,000	3,794,736	(c)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.408%	3/15/17	6,000,000	5,824,272	(c)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	1,600,000	1,034,280	(c)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	700,000	348,238	(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	1,757,994	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	136,841
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	29,344	577
Federal Home Loan Mortgage Corp. (FHLMC), 3027 AS, IO	5.708%	5/15/29	119,455	18,454	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3136 PS, IO, PAC-1	6.208%	4/15/36	1,615,598	308,799	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3265 SB, IO	5.698%	1/15/37	114,629	22,101	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3397 GS REMIC IO	6.558%	12/15/37	1,185,943	241,815	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3601 BI, IO	5.000%	3/15/39	30,407	1,186
Federal Home Loan Mortgage Corp. (FHLMC), 3890 BE, PAC	5.000%	7/15/41	5,000,000	6,019,855
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.508%	10/15/41	1,698,902	284,797	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3960 SJ, IO	6.208%	8/15/40	2,338,468	322,684	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3966 SA, IO	5.458%	12/15/41	2,777,670	462,848	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4019 GI, IO, PAC	4.500%	12/15/41	2,558,633	341,091
Federal Home Loan Mortgage Corp. (FHLMC), 4032 CI, IO	3.500%	6/15/26	3,398,967	271,232
Federal Home Loan Mortgage Corp. (FHLMC), 4048 IK, IO	3.000%	5/15/27	1,091,061	102,287
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.608%	7/15/42	207,928	52,746	(b)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 4077 TO, PO	0.000%	5/15/41	$9,053,661	$8,101,748
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	4,496,161	435,230
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	7,816,025	677,508
Federal Home Loan Mortgage Corp. (FHLMC), 4114 LI, IO	3.500%	10/15/32	8,250,913	1,128,467
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.708%	11/15/42	334,087	67,572	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.708%	11/15/42	359,839	67,621	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4139 EI, IO	3.000%	9/15/31	16,402,957	1,552,930
Federal Home Loan Mortgage Corp. (FHLMC), 4142 IA REMIC IO	3.000%	12/15/32	9,618,497	1,109,922
Federal Home Loan Mortgage Corp. (FHLMC), 4144 GI, IO, PAC-1	3.000%	12/15/32	5,548,079	683,827
Federal Home Loan Mortgage Corp. (FHLMC), 4147 IN, IO	3.500%	12/15/32	7,124,091	957,246
Federal Home Loan Mortgage Corp. (FHLMC), 4151 AI, IO	3.000%	1/15/33	18,539,244	2,133,020
Federal Home Loan Mortgage Corp. (FHLMC), 4156 AI, IO	3.000%	10/15/31	29,484,881	2,593,113
Federal Home Loan Mortgage Corp. (FHLMC), 4170 PI, IO, PAC-1	3.000%	1/15/33	10,160,820	1,094,078
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.808%	9/15/42	2,668,179	517,156	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4210 Z	3.000%	5/15/43	9,914,940	10,243,819
Federal Home Loan Mortgage Corp. (FHLMC), 4350 AS, IO	1.962%	12/15/37	19,805,715	1,617,176	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4383 KS, IO	5.658%	9/15/44	13,781,187	2,896,276	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,663,713	1,903,559
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	10,817,654	9,159,764
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.962%	2/15/38	6,200,337	430,438	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.783%	9/25/41	16,200,000	1,519,409	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K714 X3, IO	1.852%	1/25/42	21,598,714	1,461,326	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.332%	6/25/21	29,926,380	1,530,860	(b)
Federal National Mortgage Association (FNMA), 2003-022, IO	6.000%	4/25/33	199,926	40,802
Federal National Mortgage Association (FNMA), 2009-006 KZ	5.000%	2/25/49	1,130,677	1,254,833
Federal National Mortgage Association (FNMA), 2009-059 LB	5.122%	8/25/39	1,179,928	1,318,394	(b)
Federal National Mortgage Association (FNMA), 2009-074 TX, PAC	5.000%	9/25/39	3,862,649	4,327,233
Federal National Mortgage Association (FNMA), 2010-002 AI, IO	5.500%	2/25/40	1,154,047	208,550
Federal National Mortgage Association (FNMA), 2010-084 SK, IO	6.107%	8/25/40	4,016,126	631,323	(b)

See Notes to Financial Statements.

10	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	$358,412	$382,879
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.077%	1/25/41	2,172,068	434,098	(b)
Federal National Mortgage Association (FNMA), 2011-015 AB	9.750%	8/25/19	240,228	256,525
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	394,711	467,431
Federal National Mortgage Association (FNMA), 2011-059 YS, IO	6.247%	11/25/40	7,570,979	905,124	(b)
Federal National Mortgage Association (FNMA), 2011-099 KI, IO	4.500%	12/25/25	1,494,616	122,375
Federal National Mortgage Association (FNMA), 2011-144 PT	11.821%	1/25/38	1,105,582	1,389,534	(b)
Federal National Mortgage Association (FNMA), 2012-014 SL, IO	6.097%	12/25/40	11,069,583	1,694,003	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	1,476,438	1,654,224
Federal National Mortgage Association (FNMA), 2012-043 AI, IO	3.500%	4/25/27	12,726,465	1,304,264
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	876,471	1,029,680
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	3,152,640	265,174
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.147%	7/25/42	6,503,511	1,231,768	(b)
Federal National Mortgage Association (FNMA), 2012-123 BI, IO	3.500%	11/25/32	3,947,880	492,939
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.697%	11/25/42	659,129	157,096	(b)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.697%	11/25/42	1,085,396	246,437	(b)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.697%	12/25/42	354,164	70,075	(b)
Federal National Mortgage Association (FNMA), 2012-135 AI, IO	3.000%	12/25/27	5,195,270	509,968
Federal National Mortgage Association (FNMA), 2012-148 IM, IO	3.000%	1/25/28	19,615,679	1,902,523
Federal National Mortgage Association (FNMA), 2012-149 AI, IO	3.000%	1/25/28	12,628,437	1,388,348
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	741,582	865,600
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	5,829,821	6,538,793
Federal National Mortgage Association (FNMA), 2013-009 HS, IO	5.747%	7/25/41	7,223,527	1,209,184	(b)
Federal National Mortgage Association (FNMA), 2013-010 JS, IO	5.697%	2/25/43	1,074,237	208,829	(b)
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.697%	2/25/43	1,120,701	258,913	(b)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.915%	8/25/44	$10,004,531	$690,807	(b)
Federal National Mortgage Association (FNMA), 2014-047 IA, IO	1.803%	8/25/44	8,445,334	570,438	(b)
Federal National Mortgage Association (FNMA), 2014-049 KS, IO	1.894%	8/25/44	7,687,559	571,827	(b)
Federal National Mortgage Association (FNMA), 2014-078 KT, IO	3.000%	7/25/43	8,372,476	1,519,151	(b)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	2,852,454	506,389
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	180,300	37,821
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	236,245	38,268
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	165,120	27,133
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	135,814	25,566
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	109,255	20,821
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	1,094,743	186,483
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	6,000,000	3,915,901	(b)
Government National Mortgage Association (GNMA), 2002-057 FK	0.942%	8/16/32	719,348	722,277	(b)
Government National Mortgage Association (GNMA), 2003-094 SD, IO	6.118%	7/16/33	41,824	7,467	(b)
Government National Mortgage Association (GNMA), 2004-059 FP	0.742%	8/16/34	1,228,663	1,232,281	(b)
Government National Mortgage Association (GNMA), 2004-081 SK, IO	5.758%	10/16/34	1,505,689	289,823	(b)
Government National Mortgage Association (GNMA), 2007-017 IB, IO	5.802%	4/20/37	7,948,694	1,665,967	(b)
Government National Mortgage Association (GNMA), 2007-045 QB, IO	6.152%	7/20/37	1,430,052	193,142	(b)
Government National Mortgage Association (GNMA), 2009-H01 FA	1.598%	11/20/59	1,647,323	1,670,716	(b)
Government National Mortgage Association (GNMA), 2010-004 SI, IO	5.658%	11/16/34	3,348,315	585,560	(b)
Government National Mortgage Association (GNMA), 2010-009 UI, IO	5.000%	1/20/40	4,430,868	750,791
Government National Mortgage Association (GNMA), 2010-013, IO	0.014%	11/16/51	15,505,540	153,423	(b)

See Notes to Financial Statements.

12	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.052%	3/20/39	$92,054	$6,866	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.032%	4/20/40	23,041	3,497	(b)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	3,513,038	3,762,410
Government National Mortgage Association (GNMA), 2010-059 SM, IO	5.558%	5/16/40	1,113,512	217,655	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.202%	1/20/40	57,958	6,768	(b)
Government National Mortgage Association (GNMA), 2010-099 NI, IO, PAC-1	4.500%	9/20/37	661,667	13,336
Government National Mortgage Association (GNMA), 2010-102, IO	0.497%	6/16/52	1,921,381	42,749	(b)
Government National Mortgage Association (GNMA), 2010-109 CI, IO, PAC-1	4.500%	12/20/37	418,656	11,706
Government National Mortgage Association (GNMA), 2010-109 MI, IO, PAC-1	4.500%	10/20/37	800,298	19,658
Government National Mortgage Association (GNMA), 2010-118, IO	0.499%	4/16/53	3,472,275	79,346	(b)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	10,624,419	884,281
Government National Mortgage Association (GNMA), 2010-157 LS, IO, PAC	6.092%	4/20/38	2,927,212	175,238	(b)
Government National Mortgage Association (GNMA), 2010-168 MI, IO, PAC	4.500%	7/20/37	881,614	15,431
Government National Mortgage Association (GNMA), 2010-H02 FA	1.130%	2/20/60	5,253,349	5,261,125	(b)
Government National Mortgage Association (GNMA), 2011-002 NS, IO, PAC	5.638%	3/16/39	522,564	30,812	(b)
Government National Mortgage Association (GNMA), 2011-040 EI, IO	4.000%	12/16/25	645,117	53,129
Government National Mortgage Association (GNMA), 2011-040 MI, IO, PAC-1	4.500%	1/16/38	262,827	1,970
Government National Mortgage Association (GNMA), 2011-070 PO, PO	0.000%	5/16/41	5,941,950	5,581,296
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,800,000	3,230,527
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.826%	9/16/46	20,610,198	692,839	(b)
Government National Mortgage Association (GNMA), 2012-013 SK, IO	6.202%	2/20/41	3,228,824	510,205	(b)
Government National Mortgage Association (GNMA), 2012-051 GI, IO, PAC	3.500%	7/20/40	2,324,449	274,422

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2012-087 IO, IO	0.663%	8/16/52	$51,068,637	$2,236,832	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.364%	2/16/53	5,665,237	175,484	(b)
Government National Mortgage Association (GNMA), 2012-128 IE, IO	3.500%	10/16/42	12,198,862	1,827,388
Government National Mortgage Association (GNMA), 2013-005 BI, IO	3.500%	1/20/43	11,983,849	2,026,939
Government National Mortgage Association (GNMA), 2013-010 AI, IO	3.500%	1/20/43	2,961,021	419,777
Government National Mortgage Association (GNMA), 2013-062 IP, IO	4.500%	7/20/40	5,075,757	407,077
Government National Mortgage Association (GNMA), 2013-082 IE, IO	3.500%	5/20/43	2,062,390	373,867
Government National Mortgage Association (GNMA), 2013-088 SL, IO	3.802%	5/20/43	2,554,444	23,335	(b)
Government National Mortgage Association (GNMA), 2013-090 PI, IO, PAC-1	3.500%	10/20/41	10,837,413	1,191,656
Government National Mortgage Association (GNMA), 2013-107 ID, IO	0.631%	11/16/47	23,423,162	988,284	(b)
Government National Mortgage Association (GNMA), 2013-138 IO, IO	0.603%	11/16/54	30,890,120	1,186,876	(b)
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.945%	9/16/51	13,585,022	842,562	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.069%	9/16/44	6,530,059	404,006	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.173%	2/16/46	20,829,557	1,406,062	(b)
Government National Mortgage Association (GNMA), 2013-175 IO, IO	0.815%	5/16/55	22,746,158	1,063,456	(b)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	0.973%	6/16/55	9,701,267	497,255	(b)
Government National Mortgage Association (GNMA), 2014-025 VI, IO	5.000%	2/20/44	3,740,769	583,361
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.114%	2/16/48	2,687,741	150,357	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.949%	9/16/55	5,995,651	374,506	(b)
Government National Mortgage Association (GNMA), 2014-091 SB, IO	5.158%	6/16/44	4,006,748	722,350	(b)
Government National Mortgage Association (GNMA), 2014-161 IQ, IO	3.500%	11/20/44	2,132,090	171,792
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.891%	11/16/55	9,748,441	649,049	(b)

See Notes to Financial Statements.

14	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	$8,567,541	$1,810,319
Government National Mortgage Association (GNMA), 2016-87, IO, IO	1.009%	8/16/58	27,200,000	2,272,832	(b)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	411,000	341,695
GS Mortgage Securities Trust, 2007-GG10 AJ	5.988%	8/10/45	7,150,000	3,002,567	(b)
GS Mortgage Securities Trust, 2013-GC14 F	4.927%	8/10/46	540,000	442,047	(b)(c)
GS Mortgage Securities Trust, 2015-GS1 E	4.570%	11/10/48	1,400,000	911,348	(b)(c)
GS Mortgage Securities Trust, 2015-GS1 F	4.570%	11/10/48	700,000	386,424	(b)(c)
GS Mortgage Securities Trust, 2016-ICE2 E	8.942%	2/15/33	2,750,000	2,757,233	(b)(c)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.441%	6/25/34	1,744,751	1,650,616	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1	0.803%	1/25/36	2,688,184	2,215,376	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	0.853%	4/25/36	2,574,703	2,130,742	(b)(c)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.648%	9/19/46	482,002	355,286	(b)
Homebanc Mortgage Trust, 2004-2 A1	1.193%	12/25/34	2,976,898	2,803,469	(b)
HSI Asset Loan Obligation Trust, 2006-2 1A8, IO	6.177%	12/25/36	9,223,861	2,495,467	(b)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.667%	11/15/16	3,500,000	3,421,686	(b)(c)
IMPAC CMB Trust, 2004-10 3A1	1.153%	3/25/35	430,094	388,784	(b)
IMPAC CMB Trust, 2007-A A	0.703%	5/25/37	805,389	734,350	(b)(c)
IMPAC Secured Assets Corp., 2005-2 A1	0.773%	3/25/36	372,637	269,268	(b)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.971%	3/25/35	193,978	186,761	(b)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.956%	10/25/35	430,839	368,299	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	850,000	840,112
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,530,000	4,501,365
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,459,771	1,334,539	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.887%	2/12/49	4,200,000	3,611,475	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.203%	2/15/51	805,000	764,385	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	6,290,000	2,924,195	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D	4.692%	11/15/31	1,830,000	1,723,596	(b)(c)
Lehman Mortgage Trust, 2006-4 2A2, IO	6.647%	8/25/36	5,640,883	1,755,679	(b)
Luminent Mortgage Trust, 2006-4 A1A	0.643%	5/25/46	616,359	465,875	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.663%	4/25/46	943,248	672,285	(b)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.653%	5/25/47	255,278	198,432	(b)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
MASTR Reperforming Loan Trust, 2006-2 1A1	4.568%	5/25/36	$719,333	$653,950	(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	4,650,000	4,181,280	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	1,090,000	661,682	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.680%	10/15/48	3,000,000	2,052,598	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 F	4.680%	10/15/48	1,350,000	720,507	(b)(c)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.298%	12/12/49	750,000	674,736	(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	3.131%	8/25/34	180,864	178,470	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.523%	6/25/36	47,241	20,661	(b)
Morgan Stanley Re-REMIC Trust, 2015-R3 7B	1.146%	4/26/47	9,277,865	3,363,152	(b)(c)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1	0.699%	7/26/45	1,684,935	1,571,782	(b)(c)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	2,520,000	2,383,904	(c)
Multifamily Trust, 2016-1 B	1.039%	4/25/46	4,945,039	5,416,588	(b)(c)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.636%	9/25/46	310,751	253,622	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,175,174	2,094,826	(c)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.879%	5/25/35	29,147	29,084	(b)
Residential Accredit Loans Inc., 2007-QO4 A1	0.653%	5/25/47	1,474,515	1,155,515	(b)
Residential Accredit Loans Inc., 2007-QO4 A1A	0.643%	5/25/47	1,181,117	924,699	(b)
Structured Agency Credit Risk Debt Notes, 2015-HQ1 B	11.196%	3/25/25	8,340,399	8,350,391	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	3.353%	7/25/28	2,120,000	2,187,628	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA2 B	10.953%	10/25/28	2,410,000	2,428,528	(b)
Structured ARM Loan Trust, 2005-02 A2	0.703%	2/25/35	238,975	205,605	(b)
Structured ARM Loan Trust, 2005-11 3A	2.942%	5/25/35	1,542,109	1,428,317	(b)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.633%	7/25/46	234,865	186,371	(b)
Structured Asset Securities Corp., 2005-RF1 A	0.803%	3/25/35	241,408	199,031	(b)(c)
Structured Asset Securities Corp., 2005-RF3 1A	0.803%	6/25/35	356,085	287,249	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	1,330,000	972,636	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	2,340,000	1,027,482	(b)(c)
Voyager Countywide Delaware Trust, 2009-1 3QB1, IO	0.686%	3/16/30	1,126,881	977,888	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.773%	8/25/45	1,054,653	977,359	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.723%	12/25/45	619,849	582,367	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.743%	12/25/45	68,988	60,416	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR07 2A	1.417%	7/25/46	247,518	199,788	(b)

See Notes to Financial Statements.

16	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	1.187%	6/25/47	$459,752	$364,322	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.818%	6/25/33	105,933	106,960	(b)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	460,000	329,345	(c)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.766%	11/15/48	3,000,000	1,984,428	(b)(c)
Total Collateralized Mortgage Obligations (Cost — $338,684,607)				329,465,016

		Expiration Date	Contracts
Purchased Options — 0.0%
Eurodollar Futures, Put @ $99.25 (Cost — $334,563)		7/15/16	2,377	29,713
Total Investments before Short-Term Investments (Cost — $967,740,122)				960,080,757

		Maturity Date	Face Amount
Short-Term Investments — 26.9%
Certificates of Deposit — 6.3%
Norinchukin Bank	0.420%	7/27/16	$15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.	0.380%	7/8/16	15,000,000	15,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.420%	7/12/16	15,000,000	15,000,000
Svenska Handelsbanken AB	0.420%	8/1/16	15,000,000	15,000,000
Total Certificates of Deposit (Cost — $60,000,000)				60,000,000
Commercial Paper — 7.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.460%	7/5/16	15,000,000	14,999,233	(e)
BNP Paribas Fortis SA	0.420%	7/6/16	15,000,000	14,999,125	(e)
Credit Agricole Corporate and Investment Bank	0.420%	7/6/16	15,000,000	14,999,125	(e)
Exxon Mobil Corp.	0.400%	7/6/16	15,000,000	14,999,167	(e)
Koch Industries LLC	0.440%	7/7/16	15,000,000	14,998,900	(e)(f)
Total Commercial Paper (Cost — $74,995,550)				74,995,550
Repurchase Agreements — 3.2%
Deutsche Bank Securities Inc. repurchase agreement dated 6/30/16; Proceeds at maturity — $30,000,292; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/17; Market Value — $30,600,000) (Cost — $30,000,000)	0.350%	7/1/16	30,000,000	30,000,000

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Mortgage Backed Securities Fund

Security	Rate	Shares	Value
Money Market Funds — 9.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $89,469,224)	0.238%	89,469,224	$89,469,224
Total Short-Term Investments (Cost — $254,464,774)			254,464,774
Total Investments — 128.4% (Cost — $1,222,204,896#)			1,214,545,531
Liabilities in Excess of Other Assets — (28.4)%			(268,762,529)
Total Net Assets — 100.0%			$945,783,002

(a)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2016, the Fund held TBA securities with a total cost of $271,477,000 (See Note 1).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Rate shown represents yield-to-maturity.

(f)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduits
Re-REMIC	— Resecuritizations of Real Estate Mortgage Investment Conduits
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short‡
Mortgage-Backed Securities — (1.7)%
GNMA — (1.7)%
Government National Mortgage Association (GNMA) II (Proceeds — $(16,122,688))	3.500%	7/20/46	$(15,200,000)	$(16,133,969)	(a)

‡	Percentages indicated are based on net assets.

(a)	This security is traded on a to-be-announced (TBA) basis and is part of a mortgage dollar roll agreement (See Note 1).

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Eurodollar Futures, Put (Premiums received — $66,556)	7/15/16	$99.13	2,377	$14,856

See Notes to Financial Statements.

18	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2016

Assets:
Investments, at value (Cost — $1,222,204,896)	$1,214,545,531
Foreign currency, at value (Cost — $219,373)	214,587
Receivable for securities sold	331,447,703
Receivable for Fund shares sold	6,072,099
Deposits with brokers for OTC swap contracts	3,520,666
Interest receivable	3,119,021
Deposits with brokers for open futures contracts	965,260
OTC swaps, at value (premiums paid — $0)	834,989
Deposits with brokers for purchased options	173,485
Deposits with brokers for written options	86,740
Prepaid expenses	98,896
Other assets	16,363
Total Assets	1,561,095,340

Liabilities:
Payable for securities purchased	585,062,172
Investments sold short, at value (proceeds received — $16,122,688)	16,133,969
Payable for Fund shares repurchased	11,809,055
OTC swaps, at value (premiums received — $0)	891,321
Investment management fee payable	387,932
Distributions payable	201,964
Service and/or distribution fees payable	162,439
Payable to broker — variation margin on open futures contracts	153,979
Due to custodian	123,171
Written options, at value (premiums received — $66,556)	14,856
Trustees’ fees payable	2,550
Accrued expenses	368,930
Total Liabilities	615,312,338
Total Net Assets	$945,783,002

Net Assets:
Par value (Note 7)	$876
Paid-in capital in excess of par value	933,056,866
Undistributed net investment income	5,890,258
Accumulated net realized gain on investments, futures contracts, written options, short sales, swap contracts and foreign currency transactions	13,245,046
Net unrealized depreciation on investments, futures contracts, written options, short sales, swap contracts and foreign currencies	(6,410,044)
Total Net Assets	$945,783,002

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	19

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2016

Net Assets:
Class 1	$34,757,639
Class A	$598,524,706
Class C	$36,087,775
Class C1	$16,924,883
Class I	$255,563,972
Class IS	$3,924,027

Shares Outstanding:
Class 1	3,218,137
Class A	55,479,216
Class C	3,345,860
Class C1	1,567,228
Class I	23,582,339
Class IS	361,971

Net Asset Value:
Class 1 (and redemption price)	$10.80
Class A (and redemption price)	$10.79
Class C*	$10.79
Class C1*	$10.80
Class I (and redemption price)	$10.84
Class IS (and redemption price)	$10.84
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.27

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

20	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2016

Investment Income:
Interest	$18,335,677

Expenses:
Investment management fee (Note 2)	2,281,480
Service and/or distribution fees (Notes 2 and 5)	966,868
Transfer agent fees (Note 5)	597,048
Registration fees	49,991
Fund accounting fees	40,678
Legal fees	33,253
Shareholder reports	25,091
Audit and tax fees	24,463
Trustees’ fees	8,009
Custody fees	6,585
Insurance	5,291
Commitment fees (Note 8)	5,233
Miscellaneous expenses	11,718
Total Expenses	4,055,708
Net Investment Income	14,279,969

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	8,756,629
Futures contracts	3,895,854
Written options	2,620,388
Securities sold short	2,576,776
Swap contracts	(1,314,502)
Foreign currency transactions	5,043
Net Realized Gain	16,540,188
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(13,342,400)
Futures contracts	1,525,987
Written options	51,700
Securities sold short	(11,281)
Swap contracts	(56,332)
Foreign currencies	(4,786)
Change in Net Unrealized Appreciation (Depreciation)	(11,837,112)
Net Gain on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts and Foreign Currency Transactions	4,703,076
Increase in Net Assets From Operations	$18,983,045

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$14,279,969	$26,987,007
Net realized gain (loss)	16,540,188	(2,130,256)
Change in net unrealized appreciation (depreciation)	(11,837,112)	(11,815,480)
Increase in Net Assets From Operations	18,983,045	13,041,271

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(14,644,929)	(24,898,854)
Net realized gains	—	(1,561,182)
Decrease in Net Assets From Distributions to Shareholders	(14,644,929)	(26,460,036)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	288,028,145	374,577,634
Reinvestment of distributions	13,387,023	24,860,914
Cost of shares repurchased	(191,580,487)	(249,684,784)
Increase in Net Assets From Fund Share Transactions	109,834,681	149,753,764
Increase in Net Assets	114,172,797	136,334,999

Net Assets:
Beginning of period	831,610,205	695,275,206
End of period*	$945,783,002	$831,610,205
*Includes undistributed net investment income of:	$5,890,258	$6,255,218

See Notes to Financial Statements.

22	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$10.74	$10.91	$10.67	$10.89	$10.55	$10.32

Income (loss) from operations:
Net investment income	0.18	0.43	0.39	0.39	0.34	0.25
Net realized and unrealized gain (loss)	0.06	(0.19)	0.32	(0.18)	0.48	0.43
Total income from operations	0.24	0.24	0.71	0.21	0.82	0.68

Less distributions from:
Net investment income	(0.18)	(0.39)	(0.44)	(0.43)	(0.36)	(0.29)
Net realized gains	—	(0.02)	(0.03)	—	(0.12)	(0.16)
Total distributions	(0.18)	(0.41)	(0.47)	(0.43)	(0.48)	(0.45)

Net asset value, end of period	$10.80	$10.74	$10.91	$10.67	$10.89	$10.55
Total return[3]	2.27%	2.25%	6.72%	1.95%	7.94%	6.60%

Net assets, end of period (millions)	$35	$36	$39	$41	$46	$48

Ratios to average net assets:
Gross expenses	0.69%[4]	0.68%	0.71%	0.71%	0.78%	0.79%
Net expenses[5]	0.69 [4]	0.68	0.71	0.71	0.74 [6]	0.77 [6]
Net investment income	3.30 [4]	3.88	3.54	3.55	3.18	2.38

Portfolio turnover rate[7]	122%	137%	299%	156%	97%	124%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective January 1, 2013, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to January 1, 2013, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares less the 12b-1 differential of 0.25%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 437% for the six months ended June 30, 2016 and 464%, 1,031%, 549%, 229% and 628% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$10.73	$10.90	$10.66	$10.88	$10.53	$10.31

Income (loss) from operations:
Net investment income	0.16	0.40	0.36	0.37	0.32	0.23
Net realized and unrealized gain (loss)	0.07	(0.19)	0.32	(0.18)	0.49	0.41
Total income from operations	0.23	0.21	0.68	0.19	0.81	0.64

Less distributions from:
Net investment income	(0.17)	(0.36)	(0.41)	(0.41)	(0.34)	(0.26)
Net realized gains	—	(0.02)	(0.03)	—	(0.12)	(0.16)
Total distributions	(0.17)	(0.38)	(0.44)	(0.41)	(0.46)	(0.42)

Net asset value, end of period	$10.79	$10.73	$10.90	$10.66	$10.88	$10.53
Total return[3]	2.15%	1.98%	6.46%	1.71%	7.77%	6.24%

Net assets, end of period (millions)	$599	$553	$466	$495	$500	$480

Ratios to average net assets:
Gross expenses	0.94%[4]	0.94%	0.95%	0.94%	0.99%	1.02%
Net expenses	0.94 [4]	0.94	0.95	0.94	0.99	1.02
Net investment income	3.07 [4]	3.64	3.31	3.35	2.94	2.14

Portfolio turnover rate[5]	122%	137%	299%	156%	97%	124%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 437% for the six months ended June 30, 2016 and 464%, 1,031%, 549%, 229% and 628% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

24	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$10.73	$10.90	$10.66	$10.88	$10.79

Income (loss) from operations:
Net investment income	0.13	0.32	0.27	0.29	0.11
Net realized and unrealized gain (loss)	0.06	(0.18)	0.33	(0.19)	0.19
Total income from operations	0.19	0.14	0.60	0.10	0.30

Less distributions from:
Net investment income	(0.13)	(0.29)	(0.33)	(0.32)	(0.11)
Net realized gains	—	(0.02)	(0.03)	—	(0.10)
Total distributions	(0.13)	(0.31)	(0.36)	(0.32)	(0.21)

Net asset value, end of period	$10.79	$10.73	$10.90	$10.66	$10.88
Total return[4]	1.80%	1.28%	5.74%	0.84%	2.83%

Net assets, end of period (millions)	$36	$22	$8	$7	$4

Ratios to average net assets:
Gross expenses	1.62%[5]	1.63%	1.73%	1.73%	1.54%[5]
Net expenses[6]	1.62 [5]	1.63	1.73	1.70 [7]	1.54 [5]
Net investment income	2.42 [5]	2.96	2.53	2.69	2.46 [5]

Portfolio turnover rate[8]	122%	137%	299%	156%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period August 1, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 437% for the six months ended June 30, 2016 and 464%, 1,031%, 549% and 229% for the years ended December 31, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2016[3]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$10.74	$10.91	$10.67	$10.89	$10.54	$10.31

Income (loss) from operations:
Net investment income	0.14	0.35	0.30	0.31	0.25	0.16
Net realized and unrealized gain (loss)	0.06	(0.19)	0.33	(0.17)	0.49	0.42
Total income from operations	0.20	0.16	0.63	0.14	0.74	0.58

Less distributions from:
Net investment income	(0.14)	(0.31)	(0.36)	(0.36)	(0.27)	(0.19)
Net realized gains	—	(0.02)	(0.03)	—	(0.12)	(0.16)
Total distributions	(0.14)	(0.33)	(0.39)	(0.36)	(0.39)	(0.35)

Net asset value, end of period	$10.80	$10.74	$10.91	$10.67	$10.89	$10.54
Total return[4]	1.90%	1.52%	5.89%	1.24%	7.10%	5.65%

Net assets, end of period (millions)	$17	$18	$23	$31	$44	$56

Ratios to average net assets:
Gross expenses	1.42%[5]	1.40%	1.49%	1.43%	1.62%	1.67%
Net expenses	1.42 [5]	1.40	1.49	1.43	1.62	1.67
Net investment income	2.57 [5]	3.14	2.77	2.79	2.28	1.48

Portfolio turnover rate[6]	122%	137%	299%	156%	97%	124%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2016 (unaudited).

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 437% for the six months ended June 30, 2016 and 464%, 1,031%, 549%, 229% and 628% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

26	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$10.78	$10.95	$10.70	$10.93	$10.58	$10.35

Income (loss) from operations:
Net investment income	0.18	0.43	0.39	0.45	0.36	0.26
Net realized and unrealized gain (loss)	0.07	(0.18)	0.34	(0.23)	0.48	0.42
Total income from operations	0.25	0.25	0.73	0.22	0.84	0.68

Less distributions from:
Net investment income	(0.19)	(0.40)	(0.45)	(0.45)	(0.37)	(0.29)
Net realized gains	—	(0.02)	(0.03)	—	(0.12)	(0.16)
Total distributions	(0.19)	(0.42)	(0.48)	(0.45)	(0.49)	(0.45)

Net asset value, end of period	$10.84	$10.78	$10.95	$10.70	$10.93	$10.58
Total return[3]	2.29%	2.28%	6.90%	1.97%	8.06%	6.61%

Net assets, end of period (millions)	$256	$195	$149	$259	$20	$7

Ratios to average net assets:
Gross expenses	0.64%[4]	0.65%	0.63%	0.61%	0.70%	0.75%
Net expenses[5]	0.64 [4]	0.65	0.62 [6]	0.60 [6]	0.70 [6]	0.75
Net investment income	3.39 [4]	3.90	3.60	4.14	3.31	2.41

Portfolio turnover rate[7]	122%	137%	299%	156%	97%	124%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 1, 2012, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to August 1, 2012, the expense limitation was 0.85%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 437% for the six months ended June 30, 2016 and 464%, 1,031%, 549%, 229% and 628% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The inception date for Class IS shares is June 30, 2016. Those shares are not reflected in the financial highlights as there was no activity in Class IS during the period other than the initial investment.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

28	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Mortgage-backed securities	—	$546,757,317	—	$546,757,317
Asset-backed securities	—	56,832,683	$26,996,028	83,828,711
Collateralized mortgage obligations	—	326,849,011	2,616,005	329,465,016
Purchased options	$29,713	—	—	29,713
Total long-term investments	$29,713	$930,439,011	$29,612,033	$960,080,757
Short-term investments†:
Certificates of deposit	—	$60,000,000	—	$60,000,000
Commercial paper	—	74,995,550	—	74,995,550
Repurchase agreements	—	30,000,000	—	30,000,000
Money market funds	$89,469,224	—	—	89,469,224
Total short-term investments	$89,469,224	$164,995,550	—	$254,464,774
Total investments	$89,498,937	$1,095,434,561	$29,612,033	$1,214,545,531
Other financial instruments:
Futures contracts	$1,320,750	—	—	$1,320,750
OTC total return swaps	—	$834,989	—	834,989
Total other financial instruments	$1,320,750	$834,989	—	$2,155,739
Total	$90,819,687	$1,096,269,550	$29,612,033	$1,216,701,270

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$14,856	—	—	$14,856
Futures contracts	34,367	—	—	34,367
OTC total return swaps	—	$891,321	—	891,321
Securities sold short	—	16,133,969	—	16,133,969
Total	$49,223	$17,025,290	—	$17,074,513

†	See Schedule of Investments for additional detailed categorizations.

30	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Mortgage- Backed Securities	Asset- Backed Securities	Collateralized Mortgage Obligations	OTC Total Return Swaps		Total
Balance as of December 31, 2015	$2,470,501	$29,208,880	$14,467,270	$0	*	$46,146,651
Accrued premiums/discounts	—	—	28,859	—		28,859
Realized gain (loss)[1]	—	—	(3,374)	6,179		2,805
Change in unrealized appreciation (depreciation)[2]	—	(649,920)	(354,646)	(891,320)		(1,895,886)
Purchases	(2,470,501)	(4,000,000)	—	—		(6,470,501)
Sales	—	(561,042)	(257,085)	(6,179)		(824,306)
Transfers into Level 3[3]	—	2,998,110	—	—		2,998,110
Transfers out of Level 3[4]	—	—	(11,265,019)	891,320		(10,373,699)
Balance as of June 30, 2016	—	$26,996,028	$2,616,005	—		$29,612,033
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[2]	—	$(649,920)	$(28,379)	—		$(678,299)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(e) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

32	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2016, the Fund did not hold any credit default swaps to sell protection.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

For average notional amounts of swaps held during the six months ended June 30, 2016, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the

34	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(g) Swaptions. The Fund purchases or writes swaptions to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. At June 30, 2016, the Fund held collateral received, for TBA securities, from Bank of America Securities LLC and BNP Paribas Securities Corp. in the amounts of $569,970 and $278,935, respectively.

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be

36	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets

38	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2016, the Fund held written options and OTC total return swaps with credit related contingent features which had a liability position of $906,177. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2016, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $3,607,406 which could be used to reduce the required payment.

(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $4 billion	0.500%
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.75%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses of Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

40	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

There is a maximum initial sales charge of 4.25% for Class A shares. There was a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applied if redemption occurred within 12 months from purchase payment. This CDSC declined by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2016, LMIS and its affiliates retained sales charges of $131,347 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B1	Class C
CDSCs	$6,382	$145	$5,526

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of June 30, 2016, the Fund had accrued $553 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$55,409,492	$4,132,104,455
Sales	132,684,533	3,931,959,048

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,264,831
Gross unrealized depreciation	(31,924,196)
Net unrealized depreciation	$(7,659,365)

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	4	9/16	$532,201	$531,938	$(263)
U.S. Treasury 10-Year Ultra Long-Term Bonds	295	9/16	41,974,412	42,973,203	998,791
U.S. Treasury Long-Term Bonds	74	9/16	12,431,479	12,753,438	321,959
U.S. Treasury Ultra Long-Term Bonds	32	9/16	5,998,104	5,964,000	(34,104)
Net unrealized appreciation on open futures contracts					$1,286,383

During the six months ended June 30, 2016, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of December 31, 2015	—	—
Options written	1,014,519,223	$4,638,938
Options closed	(2,864)	(1,124,917)
Options exercised	—	—
Options expired	(1,014,513,982)	(3,447,465)
Written options, outstanding as of June 30, 2016	2,377	$66,556

At June 30, 2016, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Inc.	89,400,000		7/11/16	0.135%**	FNCL**	—	$834,989
Credit Suisse	20,703,643	EUR	4/20/20	EURIBOR quarterly	Credit Suisse European Mortgage Capital, 2015-1HWA A, 2.750%(a), due 4/20/20, quarterly	—	(891,321)	(b)
Total						—	$(56,332)

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board if Trustees (See Note 1).

Abbreviation used in this table:
EUR	— Euro

At June 30, 2016, the Fund held collateral from Barclays Capital Inc. in the amount of $790,044. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

42	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2016.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options	$29,713
Futures contracts	1,320,750
OTC swap contracts[2]	834,989
Total	$2,185,452

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$14,856	—	$14,856
Futures contracts	34,367	—	34,367
OTC swap contracts[2]	—	$891,321	891,321
Total	$49,223	$891,321	$940,544

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	$(568,931)	$(3,559,788)	$(2,401,402)	$(6,530,121)
Written options	429,406	1,315,150	875,832	2,620,388
Futures contracts	3,895,854	—	—	3,895,854
Swap contracts	555,461	(1,869,963)	—	(1,314,502)
Total	$4,311,790	$(4,114,601)	$(1,525,570)	$(1,328,381)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(304,850)	—	$(304,850)
Written options	51,700	—	51,700
Futures contracts	1,525,987	—	1,525,987
Swap contracts	834,989	$(891,321)	(56,332)
Total	$2,107,826	$(891,321)	$1,216,505

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$627,535
Written options	236,529
Futures contracts (to buy)	95,178,462
Futures contracts (to sell)	62,939,514

Average Notional Balance
Credit default swap contracts (to buy protection)†	$13,014,286
Total return swap contracts	64,274,760

†	At June 30, 2016, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[2,3]	Collateral Received[2,3]	Net Amount
Purchased options[4]	$29,713	—	$29,713
OTC swap contracts	834,989	$(790,044)	44,945
Total	$864,702	$(790,044)	$74,658

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Written options	$14,856	$(14,856)	—
Futures contracts[5]	153,979	(153,979)	—
OTC swap contracts	891,321	(891,321)	—
Total	$1,060,156	$(1,060,156)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class B, Class C and Class C1 shares calculated at the annual rate of 0.25%, 0.75%, 1.00% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

44	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

For the six months ended June 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$25,377
Class A	$735,236	417,027
Class B†	16,999	13,066
Class C	152,557	11,732
Class C1	62,076	15,230
Class I	—	114,616
Class IS‡	—	—
Total	$966,868	$597,048

†	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

‡	For the period June 30, 2016 (inception date)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Net Investment Income:
Class 1	$596,131	$1,353,457
Class A	9,292,366	16,609,456
Class B†	51,395	221,053
Class C	376,143	353,965
Class C1	237,242	586,244
Class I	4,091,652	5,774,679
Class IS‡	—	—
Total	$14,644,929	$24,898,854

Net Realized Gains:
Class 1	—	$80,896
Class A	—	1,046,868
Class B†	—	18,706
Class C	—	23,909
Class C1	—	43,961
Class I	—	346,842
Class IS‡	—	—
Total	—	$1,561,182

†	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

‡	For the period June 30, 2016 (inception date).

7. Shares of beneficial interest

At June 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2016				Year Ended December 31, 2015
	Shares		Amount		Shares	Amount
Class 1
Shares issued on reinvestment	55,368		$596,131		130,897	$1,434,353
Shares repurchased	(182,993)		(1,970,023)		(376,672)	(4,134,639)
Net decrease	(127,625)		$(1,373,892)		(245,775)	$(2,700,286)

Class A
Shares sold	12,840,867		$138,204,682		18,827,769	$206,006,951
Shares issued on reinvestment	836,038		8,988,083		1,568,698	17,155,192
Shares repurchased	(9,726,015)		(104,561,174)		(11,621,223)	(127,264,181)
Net increase	3,950,890		$42,631,591		8,775,244	$95,897,962

Class B†
Shares sold	9,881		$104,287		37,112	$407,318
Shares issued on reinvestment	4,493		48,372		21,588	236,443
Shares repurchased	(686,575)		(7,375,860)		(342,913)	(3,766,865)
Net decrease	(672,201)		$(7,223,201)		(284,213)	$(3,123,104)

Class C
Shares sold	1,458,512		$15,701,712		1,555,612	$16,973,886
Shares issued on reinvestment	30,362		326,272		28,998	316,047
Shares repurchased	(228,382)		(2,454,758)		(265,563)	(2,903,217)
Net increase	1,260,492		$13,573,226		1,319,047	$14,386,716

Class C1
Shares sold	77,438		$833,728		129,227	$1,418,311
Shares issued on reinvestment	20,380		219,382		53,336	584,266
Shares repurchased	(239,564)		(2,578,924)		(562,031)	(6,172,452)
Net decrease	(141,746)		$(1,525,814)		(379,468)	$(4,169,875)

Class I
Shares sold	11,947,321		$129,259,974		13,617,409	$149,771,168
Shares issued on reinvestment	297,130		3,208,783		467,323	5,134,613
Shares repurchased	(6,724,784)		(72,639,748)		(9,581,952)	(105,443,430)
Net increase	5,519,667		$59,829,009		4,502,780	$49,462,351

Class IS
Shares sold	361,971	‡	$3,923,762	‡	—	—
Net increase	361,971	‡	$3,923,762	‡	—	—

†	On April 29, 2016, the Fund converted 121,526 Class B shares into 121,955 Class A shares, valued at $1,308,581. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

‡	For the period June 30, 2016 (inception date).

8. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason

46	Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report

Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2016, the Fund incurred a commitment fee in the amount of $5,233. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2016.

9. Deferred capital losses

As of December 31, 2015, the Fund had deferred capital losses of $3,372,593, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Mortgage Backed Securities Fund 2016 Semi-Annual Report	47

Western Asset

Mortgage Backed Securities Fund

Trustees

Elliott J. Berv

Chair

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Mortgage Backed Securities Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Mortgage Backed Securities Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Mortgage Backed Securities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0408 8/16 SR16-2845

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016